Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets
Goodwill adjustments related to wireless business combinations		$ (219)
Goodwill adjustments related to a wireline business combination		62
Amortization expense for definite-life intangible assets for the year	2,009	2,977	3,666
Estimated amortization expense in 2012	1,335
Estimated amortization expense in 2013	744
Estimated amortization expense in 2014	347
Estimated amortization expense in 2015	217
Estimated amortization expense in 2016	123
Wireless FCC licenses at year end	51,358	50,356
Impairment charge - trade name	165	85
Total impairment of indefinite-lived intangible assets	2,910	85	0
Goodwill reclassification - to Wireline from Advertising Solutions	1,927
Write-offs of fully amortized finite-lived intangible assets	1,130
Indefinite lived intangible assets subject to transfer to DT	962
Qualcomm license purchases	1,925
Goodwill - impairments	$ 2,745